CONVERTIBLE LOAN (Details) In Thousands, except Per Share data, unless otherwise specified			0 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Oct. 24, 2012 IFC Loan USD ($)	Dec. 31, 2012 IFC Loan USD ($) item	Dec. 31, 2012 IFC Loan CNY	Jun. 12, 2012 IFC Loan Subsequent Event CNY	Oct. 24, 2012 IFC Loan Minimum USD ($)	Dec. 31, 2012 IFC Loan Interest rate change feature USD ($)	Dec. 31, 2012 IFC Loan Interest rate change feature CNY	Oct. 24, 2012 IFC Loan Interest rate change feature USD ($)	Oct. 24, 2012 IFC Loan Interest rate change feature CNY	Dec. 31, 2012 IFC Loan Within 12 months from the date of the Loan Agreement	Dec. 31, 2012 IFC Loan Within 12 months from the date of the Loan Agreement Minimum USD ($)	Dec. 31, 2012 IFC Loan At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan	Dec. 31, 2012 IFC Loan At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan Minimum USD ($)
Convertible loan
Amount of debt that may be converted							$ 1,000
Period prior to which debt may be converted			5 years
Conversion price (in dollars per share)			$ 10
Variable interest rate margin (as a percent)				4.50%	4.50%							3.50%		3.00%
Variable rate basis				6-month LIBOR	6-month LIBOR
Average trading price of ADSs (in dollars per share)													$ 7.0		$ 12.0
Period for average trading price of ADSs												3 months			4 months
Number of equal semi-annual installments				2	2
Costs incurred attributable to the issuance of Loan				567	3,563
Front fee paid				774	4,881
Proceeds from issuance accounted for as the conversion feature				0
Intrinsic value of embedded conversion feature				0
Fair value of derivative assets								28	181	61	384
Amortization period of derivative assets								6 years	6 years
Change fair value of the embedded derivative assets								32	202
Summary of convertible loan
Principal IFC loan			20,000	20,000	125,710	125,710
Unamortized discount					(4,554)
Net carrying amount	19,447	121,156
Required liquidated damages (as a percent)			0.50%
Each period for which liquidated damages required			30 days
Required liquidated damages cap (as a percent)			6.00%
Period within which registration statement is required to be declared effective in the event there are no SEC comments				30 days	30 days
Period within which registration statement is required to be declared effective in the event there are SEC comments				90 days	90 days
Period after conversion of debt, for which Company required to maintain the effectiveness of the registration statement				1 year	1 year
Accrued Liabilities for liquidated damages					0